Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments
Financial Instruments

(30)    Financial Instruments

Classification

Disclosure of financial instruments by nature, category and fair value is as follows:

	Thousand of Euros
	31/12/2017
	Carrying amount					Fair Value
		Financial	Available for
	Loans and	instruments	sale financial	Debts and
	receivables	held for trading	assets	payables	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	—	38,708	—	38,708	38,708	—	—	38,708
Financial derivatives	—	8,338	—	—	8,338	—	—	8,338	8,338
Financial assets measured at fair value	—	8,338	38,708	—	47,046

Non-current financial assets	22,843	—	—	—	22,843
Other current financial assets	10,738	—	—	—	10,738
Trade and other receivables	304,864	—	—	—	304,864
Cash and cash equivalents	886,521	—	—	—	886,521
Financial assets not measured at fair value	1,224,966	—	—	—	1,224,966

Senior Unsecured Notes	—	—	—	(858,911)	(858,911)	(1,018,130)	—	—	(1,018,130)
Promissory Notes	—	—	—	(90,294)	(90,294)
Senior secured debt	—	—	—	(4,853,939)	(4,853,939)	—	(5,063,769)	—	(5,063,769)
Other bank loans	—	—	—	(198,741)	(198,741)
Finance lease payables	—	—	—	(9,360)	(9,360)
Other financial liabilities	—	—	—	(45,640)	(45,640)
Trade and other payables	—	—	—	(423,096)	(423,096)
Other current liabilities	—	—	—	(14,879)	(14,879)
Financial liabilities not measured at fair value	—	—	—	(6,494,860)	(6,494,860)
	1,224,966	8,338	38,708	(6,494,860)	(5,222,848)

The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

	Thousand of Euros
	31/12/2018
	Carrying amount					Fair Value
	Financial assets	Financial	Financial	Other
	at amortised	assets at	liabilities at	financial
	costs	FVTPL	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	—	—	7	7	—	—	7
Current Financial derivatives	—	19,934	—	—	19,934	—	—	19,934	19,934
Financial assets measured at fair value	—	19,941	—	—	19,941

Non-current financial assets	107,594	—	—	—	107,594
Other current financial assets	34,031	—	—	—	34,031
Trade and other receivables	361,585	—	—	—	361,585
Cash and cash equivalents	1,033,792	—	—	—	1,033,792
Financial assets not measured at fair value	1,537,002	—	—	—	1,537,002

Senior Unsecured Notes	—	—	(1,005,333)	—	(1,005,333)	(985,480)	—	—	(985,480)
Promissory Notes	—	—	(97,645)	—	(97,645)
Senior secured debt	—	—	(4,901,240)	—	(4,901,240)	—	(5,055,323)	—	(5,055,323)
Other bank loans	—	—	(264,525)	—	(264,525)
Finance lease payables	—	—	(12,885)	—	(12,885)
Other financial liabilities	—	—	(95,217)	—	(95,217)
Debts with associates	—	—	(7,079)	—	(7,079)
Other non-current debts	—	—	—	(1,301)	(1,301)
Trade and other payables	—	—	—	(721,699)	(721,699)
Other current liabilities	—	—	—	(169,189)	(169,189)
Financial liabilities not measured at fair value	—	—	(6,383,924)	(892,189)	(7,276,113)
	1,537,002	19,941	(6,383,924)	(892,189)	(5,719,170)

The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

Financial derivatives

At 31 December 2018 and 2017 the Group has recognized the following derivatives:

		Notional	Notional	Thousands of Euros
		amount at	amount at	Value at	Value at
Financial derivatives	Currency	31/12/2018	31/12/2017	31/12/18	31/12/17	Maturity
Call Option (Interstate Blood Bank,Inc., Bio-Blood Components, Inc and Plasma Biological Services, LLC)	US Dollar	N/A	N/A	8,733	8,338	30/04/2019
Call Option (ADMA Centers)	US Dollar	N/A	N/A	11,201	—	01/01/2019

Total Assets				19,934	8,338

On 11 May 2016 the Group paid an aggregate amount equal to US Dollars 10,000 thousand (Euros 8,960 thousand  at the exchange rate at the date of acquisition) in respect of the call option for the Interstate Blood Bank, Inc. shares, Bio-Blood Components, Inc. shares and Plasma Biological Services, LLC. shares that are not owned by the Group. The call option can be exercised by the Group by delivering written notice of its intention at any time on or after 1 February 2019 and on or before 30 April 2019 (see note 11).

On 6 June 2017, Biotest Pharmaceuticals Corporation agreed to purchase from ADMA Biologics all of its rights, titles and interests in two donation centers located in Georgia, USA. On 1 August 2018, Grifols acquired Biotest and its net assets (including the purchase option). The execution of the purchase option was carried out on 1 January 2019.

Financial derivatives are valued based on generally accepted valuation techniques (level 3 in the fair value hierarchy), using to the greatest extent data from the market and to a lesser extent specific data of the Group.

Derivative financial instruments that do not meet the hedge accounting requirements are classified and measured as financial assets or financial liabilities at fair value through profit and loss.

Credit risk

(a)	Exposure to credit risk

The carrying amount of financial assets represents the maximum exposure to credit risk. At 31 December 2018 and 2017 the maximum level of exposure to credit risk is as follows:

		Thousands of Euros
Carrying amount	Note	31/12/2018	31/12/2017

Non-current financial assets	11	107,601	69,889
Other current financial assets	11	53,965	10,738
Trade receivables	13	269,167	286,198
Other receivables	13	45,327	18,666
Cash and cash equivalents	14	1,033,792	886,521
		1,509,852	1,272,012

The maximum level of exposure to risk associated with receivables at 31 December 2018 and 2017, by geographical area, is as follows.

	Thousands of Euros
Carrying amount	31/12/2018	31/12/2017

Spain	46,025	63,505
EU countries	48,354	53,403
United States of America	79,829	65,068
Other European countries	14,289	5,761
Other regions	125,997	117,127
	314,494	304,864

(b)	Impairment losses

A breakdown of the trade receivables net of the bad debt provision by ageing as of 31 December 2017 is as follows:

	Thousands of Euros
				Total net trade
		Total gross carrying		receivable third
	ECL Rate	amount	Provision	party
Not matured	0.19%	224,476	(35)	224,441
Past due 0-30 days	0.19%	41,145	(7,476)	33,669
Past due 31-60 days	0.62%	12,904	(3)	12,901
Past due 61-90 days	2.03%	715	(8)	707
Past due 91-180 days	3.01%	4,293	(35)	4,258
Past due 181-365 days	8.52%	7,468	(2,110)	5,358
More than one year	100.00%	7,260	(2,971)	4,289
Customers with objective evidence of
impairment		7,643	(7,068)	575
		305,904	(19,706)	286,198

A breakdown of the trade receivables net of the bad debt provision by seniority as of December 31, 2018 is as follows:

	Thousands of Euros
				Total net trade
		Total gross carrying		receivable third
	ECL Rate	amount	Provision	party
Not matured	0.19%	180,448	(335)	180,113
Past due 0-30 days	0.19%	52,310	(92)	52,218
Past due 31-60 days	0.62%	11,125	(67)	11,058
Past due 61-90 days	2.03%	10,729	(208)	10,521
Past due 91-180 days	3.01%	12,158	(353)	11,805
Past due 181-365 days	8.52%	4,158	(1,222)	2,936
More than one year	100.00%	7,549	(7,033)	516
Customers with objective evidence of impairment		11,221	(11,221)	—
		289,698	(20,531)	269,167

Unimpaired receivables that are past due mainly relate to public entities.

Movement in the bad debt provision was as follows:

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016

Opening balance	19,706	17,987	13,210
Net charges for the year	6,443	8,003	6,411
Net cancellations for the year	(5,650)	(4,732)	(2,217)
Translation differences	32	(1,552)	583
Closing balance	20,531	19,706	17,987

An analysis of the concentration of credit risk is provided in note 5 (a).

Liquidity risk

The management of the liquidity risk is explained in note 5.

Details of the contractual maturity dates of financial liabilities including committed interest calculated using interest rate forward curves are as follows:

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Note	31/12/17	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	20	5,052,680	6,138,673	105,584	106,492	322,421	3,115,887	2,488,289
Other financial liabilities	20	45,640	45,642	19,393	2,610	10,758	10,497	2,384
Bonds and other marketable securities	20	949,205	1,331,203	107,203	16,000	32,000	128,000	1,048,000
Finance lease payables	20	9,360	10,136	2,192	2,113	2,602	2,790	439
Payable to suppliers	21	423,096	423,096	423,020	76	—	—	—
Other current liabilities	22	14,878	14,878	14,462	416	—	—	—

Total		6,494,859	7,963,628	671,854	127,707	367,781	3,257,174	3,539,112

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Note	31/12/18	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	20	5,165,765	6,522,083	195,568	202,437	522,040	3,086,734	2,515,304
Other financial liabilities	20	95,217	95,218	14,167	2,095	21,324	55,863	1,769
Bonds and other marketable securities	20	1,102,978	1,305,645	113,645	16,000	32,000	128,000	1,016,000
Finance lease payables	20	12,885	13,423	1,946	1,630	3,367	5,655	825
Debts with associates	31	7,079	7,079	—	7,079	—	—	—
Payable to suppliers	21	561,883	561,884	561,559	325	—	—	—
Other current liabilities	22	16,029	16,028	15,861	167	—	—	—

Total		6,961,836	8,521,360	902,746	229,733	578,731	3,276,252	3,533,898

Currency risk

The Group’s exposure to currency risk is as follows:

	Thousands of Euros
	31/12/2017
	Euros (*)	Dollars (**)
Trade receivables	3,596	22,936
Receivables from Group companies	103,338	7,619
Loans to Group companies	34,140	91,566
Cash and cash equivalents	63,981	2,172
Trade payables	(14,213)	(3,582)
Payables to Group companies	(42,296)	(11,241)
Loans from Group companies	(22,913)	(3,953)
Bank loans	(85,000)	—

Balance sheet exposure	40,633	105,517

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Thousands of Euros
	31/12/2018
	Euros (*)	Dollars (**)
Trade receivables	2,691	45,801
Receivables from Group companies	54,903	6,291
Loans to Group companies	40,387	4,343
Cash and cash equivalents	120,281	1,296
Trade payables	(13,354)	(6,113)
Payables to Group companies	(60,363)	(63,932)
Loans from Group companies	(94,771)	(4,336)
Bank loans	(74,375)	—

Balance sheet exposure	(24,601)	(16,650)

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

The most significant exchange rates applied at 2018 and 2017 year ends are as follows:

	Closing exchange rate
Euros	31/12/2018	31/12/2017

US Dollars	1.1450	1.1993

A sensitivity analysis for foreign exchange fluctuations is as follows:

Had the US Dollar strengthened by 10% against the Euro at 31 December 2018, equity would have increased by Euros 506,131 thousand (Euros 416,116 thousand at 31 December 2017) and profit due to foreign exchange differences would have increased by Euros 4,125 thousand (Euros 14,615 thousand at 31 December 2017). This analysis assumes that all other variables are held constant, especially that interest rates remain constant.

A  10% weakening of the US Dollar against the Euro at 31 December 2018 and 2017 would have had the opposite effect for the amounts shown above, all other variables being held constant.

Interest rate risk

(a)	Interest-rate profile

To date, the profile of interest on interest-bearing financial instruments is as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Fixed-interest financial instruments
Financial liabilities	(1,244,375)	(1,170,000)
	(1,244,375)	(1,170,000)
Variable-interest financial instruments
Financial liabilities	(5,233,638)	(5,049,382)
	(5,233,638)	(5,049,382)
	(6,478,013)	(6,219,382)

(b)	Sensitivity analysis

If the interest rate had been 100 basis points higher during 2018, the interest expense would have increased by Euros 53,082 thousand.

If the interest rate had been 100 basis points higher during 2017, the interest expense would have increased by Euros 52,999 thousand. As the Group does not have any derivatives in place, the net effect on cash interest payments would have increased by the same amount.